Stock-Based Compensation And Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation And Employee Benefit Plans [Abstract]
Stock-Based Compensation And Employee Benefit Plans

NOTE 14 — STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

Profit Sharing Plan

We adopted the Managing for Results ("MFR") Profit Sharing Plan in 2008, which is intended to reward and recognize key management and individual contributors capable of affecting the long-term growth, profitability, and major market successes of the global corporation. The participating employees are awarded performance plan unit(s) that are payable at the discretion of the Compensation Committee of our Board of Directors in either stock awards or cash. For the 2008 and 2009 Plan years, the performance plan units were converted into restricted stock units ("RSUs") and for the 2010 and 2011 Plan years, the performance plan units were converted to stock options. All awards are subject to the achievement of certain performance objectives and service requirements. The RSUs awarded are subject to a three-year quarterly vesting schedule while the 2010 and 2011 option awards vest over three years and six years, respectively. Eligible employees must maintain active employment status on each vesting date to maintain eligibility to receive the shares of stock. Any stock based awards granted under the profit sharing plan will be granted pursuant to the terms of our 2008 Stock Incentive Plan described below.

Stock-Based Compensation Plans

In March 2008, our Board of Directors adopted the Quest Software, Inc. 2008 Stock Incentive Plan (the "2008 Plan"). The 2008 Plan, which was approved by our stockholders in May 2008, is the successor to the Quest Software, Inc. 1999 Stock Incentive Plan, as amended (the "1999 Plan") and the Quest Software, Inc. 2001 Stock Incentive Plan (the "2001 Plan" and, together with the 1999 Plan, the "Prior Plans"). The 2008 Plan became effective and replaced the Prior Plans effective July 1, 2008. Our Board adopted the 2008 Plan to provide a means to secure and retain the services of our employees, directors, and consultants, to provide a means by which such eligible individuals may be given an opportunity to benefit from increases in the value of our Common Stock through the grant of stock awards, and thereby align the long-term compensation and interests of those individuals with our stockholders.

We had previously authorized for issuance an aggregate 38.5 million shares of common stock available to employees, directors and consultants under the Prior Plans. Any shares remaining available for issuance pursuant to the exercise of options or settlement of stock awards under the Prior Plans are available for issuance pursuant to stock awards granted under the 2008 Plan. Any shares subject to outstanding stock awards granted under the Prior Plans that expire or terminate for any reason prior to exercise or settlement shall become available for issuance pursuant to stock awards granted under the 2008 Plan.

The 2008 Plan provides for the discretionary grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, and other forms of equity compensation (collectively, the "stock awards"). Incentive stock options granted under the 2008 Plan are intended to qualify as "incentive stock options" within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, or the "Code." Non-statutory stock options granted under the 2008 Plan are not intended to qualify as incentive stock options under the Code. The 2008 Plan also provides for the automatic grant of stock options to non-employee Board members over their period of service on our Board, continuing the similar program for automatic stock option grants to non-employee directors under the 1999 Plan.

Non-qualified stock options granted under the 2008 Plan and Prior Plans generally have a 10-year life and vest ratably over a five year period, generally at the rate of 20% one year after the grant date and 10% semi-annually thereafter. In 2010 and 2011, we granted MFR option awards that vest over three years and six years, respectively. All outstanding stock awards granted under the Prior Plans will continue to remain subject to the terms and conditions of those predecessor plans. All stock awards granted after the July 1, 2008 effective date of the 2008 Plan will be subject to the terms of the 2008 Plan. The exercise price of all options granted under the 2008 Plan is to be established by the Plan Administrator; provided, however, that the exercise price of stock options shall not be less than the market value of our Common Stock on the date of grant. The Plan Administrator for the 2008 Plan is the Compensation Committee of the Board of Directors. Except as otherwise noted, the terms of stock awards granted under the 2008 Plan are substantially similar to those granted under the Prior Plans.

The number of shares of Common Stock available for issuance under the 2008 Plan is 20.3 million as of December 31, 2011. The number of shares of Common Stock reserved for issuance under the 2008 Plan will be reduced by 1 share for each share of Common Stock issued under the 2008 Plan pursuant to a stock option and by 1.94 shares for each share of Common Stock issued under the 2008 Plan pursuant to a restricted stock award, restricted stock unit award, or other stock award. There were approximately 137 thousand assumed options that were issued related to an acquisition in the fourth quarter of 2011 and such grants were outside of the 2008 Plan. As of December 31, 2011, there were 4.5 million shares available for grant under the 2008 Plan.

Our Board may amend or modify the 2008 Plan at any time, subject to any required stockholder approval. To the extent required by applicable law or regulation, stockholder approval will be required for any amendment that (a) materially increases the number of shares available for issuance under the 2008 Plan; (b) materially expands the class of individuals eligible to receive stock awards under the 2008 Plan; (c) materially increases the benefits accruing to the participants under the 2008 Plan or materially reduces the price at which shares of common stock may be issued or purchased under the 2008 Plan; (d) materially extends the term of the 2008 Plan; or (e) expands the types of awards available for issuance under the 2008 Plan.

Stock Option Awards

A summary of the activity of employee stock options during the year ended December 31, 2011, and details regarding the options outstanding and exercisable at December 31, 2011, are provided below:

	Number of Shares (in thousands)	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at December 31, 2010	13,130	$16.93
Granted	6,425	$19.30
Exercised	(1,875)	$17.24
Canceled/forfeited/expired	(1,901)	$21.98

Outstanding at December 31, 2011	15,779	$17.26	7.38	$42,593

Vested or expected to vest at December 31, 2011	14,423	$17.17	7.21	$39,946

Exercisable at December 31, 2011	5,213	$14.10	4.34	$25,746

(1)	These amounts represent the difference between the exercise price and $18.60, the closing price of Quest Software, Inc. stock on December 31, 2011 as reported on the NASDAQ National Market, for all options outstanding that have an exercise price currently below the closing price.

The weighted-average fair value of options granted during the years ended December 31, 2011, 2010 and 2009 was $7.09, $7.11 and $6.54, respectively. The total intrinsic value of options exercised was $12.6 million, $37.6 million and $14.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. The total fair value of options vested during the years ended December 31, 2011, 2010 and 2009 was $16.1 million, $8.9 million and $8.8 million, respectively.

Restricted Stock Unit Awards

RSUs have been granted to selected executives pursuant to our Executive Incentive Plan. We have also granted RSUs to key employees pursuant to the MFR Profit Sharing Plan described above. All of our outstanding RSUs vest over three years with vesting contingent upon continuous service and meeting certain company-wide performance goals, including sales, operating profit margin, and cash flow targets. We estimate the fair value of RSUs using the market price of our common stock on the date of the grant. The fair value of these awards is amortized on a straight-line basis over the vesting period. Additionally, a portion of each RSU award is settled in cash, only to the extent necessary to pay the minimum tax withholding or any government levies on the restricted stock unit.

A summary of our RSUs activity during the year ended December 31, 2011 is provided below:

	Number of Shares	Weighted-Average Grant Date Fair Value (per share)
Non-vested at January 1, 2011	787,798	$14.99
Granted	—	$—
Vested	(474,679)	$14.44
Forfeited	(76,788)	$15.70

Non-vested at December 31, 2011(1)	236,331	$15.88

(1)	225,744 of these shares are expected to vest.

The total fair value of RSUs vested during the years ended December 31, 2011, 2010 and 2009 was $6.9 million, $8.4 million and $4.2 million, respectively. The weighted-average grant-date fair value of RSUs granted during the year ended December 31, 2009 was $12.49. There were no RSUs granted during fiscal years 2010 and 2011.

Stock-Based Compensation Expense

The following table presents the income statement classification of all stock-based compensation expense for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Cost of licenses	$—	$1	$1
Cost of services	1,042	1,114	737
Sales and marketing	7,150	6,861	4,997
Research and development	8,180	8,015	5,385
General and administrative	8,897	7,109	4,058

Total stock-based compensation	25,269	23,100	15,178
Tax benefit associated with stock-based compensation expense (1)	9,905	8,940	6,071

Reduction of net income	$15,364	$14,160	$9,107

(1)	The recognized tax benefit related to stock-based compensation expense is estimated to be 39.2%, 38.7% and 40% in fiscal years 2011, 2010 and 2009, respectively. These rates approximate the blended Federal and State statutory tax rate after the benefit for state taxes which provides an accurate estimate of the current and deferred tax benefits ultimately received from stock-based compensation.

As of December 31, 2011, total unrecognized stock-based compensation cost related to non-vested stock option awards was $52.3 million, which is expected to be recognized over a weighted-average period of 4.1 years, and total unrecognized stock-based compensation expense related to non-vested RSUs was $2.9 million, which is expected to be recognized over a weighted-average period of 0.9 years.

Determining Fair Value

Valuation and Amortization Method. We estimate the fair value of stock options granted using the Black-Scholes option valuation model utilizing a single option approach. For equity awards that are expected to be settled with RSUs, but not yet granted (related to the MFR Profit Sharing Plan), we measure the value of these awards based on the market price of our common stock as of the date of the end of each reporting period. Once an RSU is granted (approved by the Compensation Committee of our Board of Directors and communicated to the participating employees) we estimate the fair value of RSUs using the market price of our common stock on the date of the grant. The fair value of all stock-based awards is generally amortized on a straight-line basis over the vesting period.

We have reviewed our historical pattern of option exercises and have determined that meaningful differences in option activity existed among employees. Therefore, we have categorized these awards into two separate groups of employees. The employees within each group have similar historical exercise behavior for valuation purposes.

Determining the fair value of stock option awards at the grant date requires judgment, including estimating the expected term, expected volatility, risk-free interest rate and dividend yield. We may use different assumptions under the Black-Scholes option valuation model in determining the fair value of any option grants in future years, which could materially affect the measurement of the fair value of those options.

Expected Term. The expected term of options granted represents the period of time such options are expected to be outstanding. We estimate the expected terms of options granted based on historical exercise patterns across two different groups of employees. We believe these estimates are reasonably representative of each group's likely future behavior.

Expected Volatility. Expected volatilities are based on historical volatilities of Quest's stock as we believe the historical volatilities to be a fair indicator of future volatility of our stock.

Risk-Free Interest Rate. We base the risk-free interest rate on the U.S. Treasury zero-coupon issues in effect at the time of option grant for equivalent remaining terms.

Dividend Yield. We do not expect to pay any dividends and, therefore, we use an expected dividend yield of zero.

We used the following assumptions to estimate the fair value of options granted during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31
	2011		2010		2009
	Range:	Weighted Average:	Range:	Weighted Average:	Range:	Weighted Average:
Risk-free interest rate	0.8% to 2.5%	1.4%	1.1% to 3.1%	2.1%	1.6% to 3.2%	2.6%
Expected term (in years)	5.2 to 6.8	5.7	5.3 to 8.0	5.9	5.4 to 5.9	5.9
Expected volatility	34% to 36%	34%	34% to 37%	35%	36% to 40%	38%
Expected dividend yield	None	None	None	None	None	None

Employee 401(k) Plan

We sponsor the Quest Software, Inc. 401(k) Plan ("401(k) Plan") covering substantially all of our employees. As allowed under Section 401(k) of the Internal Revenue Code, the 401(k) Plan provides tax-deferred salary deductions for eligible employees. Employees may contribute from 1% to 100% of their annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service. Participant contributions and discretionary matching contributions to employees with three years of service vest immediately, while discretionary matching contributions made to employees with less than three years of service have certain vesting requirements. Our discretionary matching contributions totaled $3.4 million and $2.9 million for the years ended December 31, 2011 and 2010, respectively.